This is filed pursuant to Rule 497(e).
File Nos.: 2-61564 and 811-02835.

(LOGO)                                 ALLIANCE CAPITAL RESERVES
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P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
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               STATEMENT OF ADDITIONAL INFORMATION
           October 31, 1997, as amended March 30, 1998
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                        TABLE OF CONTENTS

                                                             Page

The Fund..................................................      2

Investment Objectives and Policies........................      2

Investment Restrictions...................................      9

Management................................................     11

Purchase and Redemption of Shares.........................     20

Additional Information....................................     24

Daily Dividends-Determination of Net Asset Value..........     26

Taxes.....................................................     28

General Information.......................................     28

Appendix-Commercial Paper and Bond Ratings................  32-33

Financial Statements......................................     34

Independent Auditor's Report..............................     35

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This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated October 31, 1997. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

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                            THE FUND
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         Alliance Capital Reserves (the "Fund") is one of two portfolios of Alliance Capital Reserves (the "Trust"), a diversified, open-end investment company. The other portfolio, Alliance Money Reserves, is described in a separate Prospectus and Statement of Additional Information, which may be obtained from Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, toll free (800) 221-5672.

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               INVESTMENT OBJECTIVES AND POLICIES
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         The Fund's objectives are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), may extend to 397 days). Accordingly, the Fund may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by Alliance Capital Management L.P. (the Adviser) to be of quality equivalent to that of other such instruments in which the Fund may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including variable amount master demand notes, of prime quality [i.e. rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issue rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's]. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see Floating and Variable Rate Obligations below.

         4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is the Fund's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets.* Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

         Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days notice.

         The Fund also invests in variable amount master demand notes (which may have demand features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such
____________________

* As used throughout the Prospectus and Statement of Additional Information, term assets shall refer to the Funds total assets.

instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest.
Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Funds right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         Reverse Repurchase Agreements. While the Fund has not previously and has no future plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current intention to limit its investment in such securities to not more than 5% of its net assets.

         Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Funds investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Funds net assets could be adversely affected.

         Liquid Restricted Securities. The Fund may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act").

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission has stated that Section 4(2) paper my be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the SEC adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

        (i) the frequency of trades and quotations for the security;

       (ii) the number of dealers making quotations to purchase or sell the security;

      (iii) the number of other potential purchasers of the security;

       (iv) the number of dealers undertaking to make a market in the security;

        (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
              and

       (vi) any applicable Securities and Exchange Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

        (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

       (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, Alliance must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

         While there are many kinds of short-term securities used by money market investors, the Fund, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments summarized above. The Fund may make investments in certificates of deposit issued by foreign branches of domestic banks and certificates of deposit or bankers' acceptances issued by U.S. branches of foreign banks specified above, and commercial paper issued by foreign companies meeting the rating criteria specified in Section 3 of Investment Objectives and Policies, above. To the extent that the Fund invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards. As even the safest of securities involve some risk, there can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

         Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The Fund's investment objectives may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below.

         Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         Rule 2a-7 under the Act.  The Fund will comply with Rule
2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

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                     INVESTMENT RESTRICTIONS
_______________________________________________________________

         The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Funds assets will not constitute a violation of that restriction.

         The Fund:

         1. May not purchase any security which has a maturity date more than one year** from the date of the Fund's purchase;

         2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry;

         3. May not invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

         4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

         6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

         7.   May not make loans, provided that the Fund may
purchase money market securities and enter into repurchase
agreements;
____________________

** Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

         8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days
(which may be considered to be illiquid); or

         9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

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                           MANAGEMENT
_______________________________________________________________

Trustees and Officers

         The Trustees and principal officers of the Trust and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y.
10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as determined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

         DAVE H. WILLIAMS*** , 65, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation
____________________

***    An "interested person" of the Fund as defined in the Act.

("ACMC")**** , sole general partner of the Adviser with which he has been associated since prior to 1992.

         JOHN D. CARIFA***, 52, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1992.

         SAM Y. CROSS, 70, was, since prior to December 1992, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 59, is President of Middleton Place Foundation with which he has been associated since prior to 1992. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 65, is an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1992. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

         DAVID K. STORRS, 53, is President and Chief Executive Officer of Alternative Investment Group, LLC (a venture capital firm). He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1992. His address is 65 South Gate Lane, Southport, Connecticut 06490.

         SHELBY WHITE, 59, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York 10022.

Officers

         RONALD M. WHITEHILL - President, 59, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing Director of
Reserve Fund since prior to 1992.
____________________

**** For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

         KATHLEEN A. CORBET - Senior Vice President, 37, is an
Executive Vice President of ACMC. Prior thereto, she was employed by Equitable Capital since prior to 1992.

         DREW BIEGEL - Senior Vice President, 46, is a Vice
President of ACMC which he has been associated with since prior to 1992.

         JOHN R. BONCZEK - Senior Vice President, 37, is a Vice
President of ACMC with which he has been associated since prior to 1992.

         ROBERT I. KURZWEIL - Senior Vice President, 46, has been a Vice President of ACMC since May 1994. Previously, he was Vice President of Sales and Business Development for Automatic Data Processing with which he had been associated since prior to 1992.

         WAYNE D. LYSKI - Senior Vice President, 56, is an
Executive Vice President of ACMC with which he has been associated since prior to 1992.

         PATRICIA NETTER - Senior Vice President, 46, is a Vice
President of ACMC with which she has been associated since prior to 1992.

         KENNETH T. CARTY - Vice President, 36, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1992.

         JOHN F. CHIODI, Jr. - Vice President, 31, is a Vice
President of ACMC with which he has been associated since prior to 1992.

         DORIS T. CILIBERTI - Vice President, 33, is an Assistant
Vice President of ACMC with which she has been associated since prior to 1992.

         MARIA R. CONA - Vice President, 42, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1992.

         WILLIAM J. FAGAN - Vice President, 35, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1992.

         JOSEPH R. LASPINA -Vice President, 37, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1992.

         LINDA D. NEIL - Vice President, 37, is an Assistant Vice
President of ACMC with which she has been associated since August

1993.  Previously, she was an Associate Director of The Reserve
Fund since prior to 1992.

         RAYMOND J. PAPERA - Vice President, 41, is a Senior Vice
President of ACMC with which he has been associated since prior to 1992.

         EDMUND P. BERGAN, Jr. - Secretary, 47, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") with which he has been associated since prior to 1992.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
47, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") and AFD with which he has been associated since prior to 1992.

         VINCENT S. NOTO - Controller, 32, is a Money Market Fund
Manager, Mutual Funds of Alliance Fund Services, Inc. with which he has been associated since prior to 1992.

         As of October 15, 1997, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

         The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1997, the aggregate compensation paid to each of the Trustees during calendar year 1996 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                   Total Number  Total Number
                                                   of Funds in   of Investment
                                                   the Alliance  Portfolios
                                                   Fund Complex, Within the
                                                   Compensation  Funds,
                                                   Including the Including the
                                    from the       Fund, as to   Fund, as to
                       Aggregate    Alliance Fund  which the     which the
                       Compensation Complex,       Trustee is a  Trustee is a
Name of Trustee        from         Including      Director or   Director or
of the Fund            the Fund     the Fund       Trustee       Trustee

Dave H. Williams         $-0-         $-0-               6            15
John D. Carifa           $-0-         $-0-              52           114
Sam Y. Cross             $2,897       $ 12,000           3            12
Charles H.P. Duell       $2,897       $ 12,000           3            12
William H. Foulk, Jr.    $3,020       $144,250          34            70
Elizabeth J. McCormack   $2,522       $  9,750           3            12
David K. Storrs          $2,897       $ 12,000           3            12
Shelby White             $2,897       $ 12,000           3            12

         On August 11, 1997, Elizabeth J. McCormack resigned as a
Trustee.

The Adviser

         Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1997 of more than $217 billion (of which more than $81 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of September 30, 1997, the Adviser was an investment manager of employee benefit fund assets for 28 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,500 employees who operated out of domestic offices and the offices of subsidiaries in , Bahrain, Bangalore, Chennai, Istanbul, London, Madrid, Mumbai, Paris, Singapore, Tokyo and Toronto and affiliate offices located in Vienna, Warsaw, Hong Kong, Sao Paulo and Moscow. The 54 registered investment companies comprising more than 116 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP, a French insurance holding company which at September 30, 1997, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

         AXA-UAP is a holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, as of September 30, 1997 more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the Mutuelles AXA), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets,
 .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly. The Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 1995, 1996 and 1997, the Adviser received from the Fund advisory fees (net of reimbursement for the fiscal year ended June 30, 1997) of $11,459,444, $19,411,685 and $25,922,659, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. The Fund paid to the Adviser a total of $149,500, $162,000 and $172,000 in respect of such services for the fiscal years ended June 30, 1995, 1996 and 1997, respectively.

         The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation (Pershing), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Funds current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The fund may also pay for the electronic communications equipment maintained at the broker-dealers offices that permits access to the Funds computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid such broker-dealers a total of $556,217, $928,072 and $1,840,626, respectively.

         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 1998 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 16, 1997.

         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 adopted by the Securities and Exchange Commission under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with Alliance Fund Distributors, Inc. (the "Distributor") and the Adviser, which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Adviser a Rule 12b-1 distribution services fee which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Trust and its shareholders. During the fiscal year ended June 30, 1997, the Fund made payments to the Adviser for expenditures under the Agreement in amounts aggregating $13,873,700 which constituted .25% at an annual rate of the Fund's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $14,257,894. Of the $28,131,594 paid by the Adviser and the Fund under the Agreement, $183,000 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders; and $27,948,594 was paid to broker-dealers and other financial intermediaries for distribution assistance.

         The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement became effective on July 22, 1992. Continuance of the Agreement until June 30, 1998 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 16, 1997.

The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.

_______________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_______________________________________________________________

         Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

    Accounts Not Maintained Through Financial Intermediaries

    Opening Accounts -- New Investments

    A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1)   Telephone the Fund toll-free at (800) 824-1916.
              The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

         2)   Instruct your bank to wire Federal funds (minimum
              $1,000) exactly as follows:

              ABA 0110 0002 8
              State Street Bank and Trust Company
              Boston, MA  02101
              Alliance Capital Reserves
              DDA 9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

         3)   Mail a completed Application Form to:

              Alliance Fund Services, Inc.
              P.O. Box 1520
              Secaucus, New Jersey  07096-1520

    B.   When Funds are Sent by Check

         1)   Fill out an Application Form.

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Capital Reserves," to Alliance
              Fund Services, Inc. as in A(3) above.

Subsequent Investments

    A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

    B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Capital Reserves," to Alliance Fund
Services, Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

    Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

    A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free
(800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 12:00 Noon (New York time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by Alliance Fund Services, Inc. after 12:00 Noon and before
4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this statement of additional information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or

Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

    B.   By Checkwriting

         With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service, subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

    C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

_______________________________________________________________

                     ADDITIONAL INFORMATION
_______________________________________________________________

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day.
Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or Alliance Fund Service, Inc. at (800) 221-5672.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at
(800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday, exclusive of New Years Day, Martin Luther King, Jr. Day, Presidents Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. However, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

_______________________________________________________________

        DAILY DIVIDENDS-DETERMINATION OF NET ASSET VALUE
_______________________________________________________________

         All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. New York time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Fund also purchases instruments which, at the time of investment having remaining maturities of no more than 397 days. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) withholding dividends of net income on shares; or

(3) establishing a net asset value per share using available market quotations or equivalents. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

_______________________________________________________________

                              TAXES
_______________________________________________________________

         The Fund has qualified in each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         At October 15, 1997, there were 6,261,741 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund there were no persons who owned of record, or beneficially, 5% or more of the outstanding shares of the Fund as of October 15, 1997.

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New
York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. An opinion relating to the Fund's financial statements is given herein by McGladrey & Pullen, LLP, New York, New York, independent auditors for the Fund.

         Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

    effective yield = [(base period return + 1) 365/7] - 1.

         The Fund's yield for the seven-day period ended June 30, 1997 was 4.72% which is the equivalent of a 4.83% compounded effective yield. Current yield information can be obtained by a recorded message by telephoning toll-free at (800) 221-9513.

         Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

_______________________________________________________________

                            APPENDIX
_______________________________________________________________


A-1+, A-1, Prime-1, Fitch-1 and Duff 1 Commercial Paper Ratings

         "A-1+" is the highest, and "A-1" the second highest, commercial paper ratings assigned by Standard & Poor's and "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A", while Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime". Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long-term debt rating is A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry and has superior management.
Commercial paper issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small.

AAA & AA and Aaa & Aa Bond Ratings

         Bonds rated AAA and Aaa have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's AAA rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Moody's Aaa rating indicates the ultimate degree of protection as to principal and interest.

Moody's Aa rated bonds, though also high-grade issues, are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.
















































                               33
00250122.AJ8

ALLIANCE CAPITAL RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-51.0%
           ABBEY NATIONAL
$ 17,060   7/08/97                                 5.55%     $17,041,589
  86,000   7/09/97                                 5.61       85,892,787
  13,000   8/21/97                                 5.62       12,896,498
           ABN AMRO N. AMERICAN FINANCE
  15,000   7/15/97                                 5.32       14,968,967
  25,000   7/08/97                                 5.36       24,973,944
           AGA CAPITAL CORP.
  13,000   7/08/97 (a)                             5.56       12,985,946
   9,900   7/24/97 (a)                             5.58        9,864,706
   9,000   7/09/97 (a)                             5.60        8,988,800
  10,000   7/28/97 (a)                             5.60        9,958,000
  15,000   7/07/97 (a)                             5.70       14,985,750
           AKZO NOBEL, INC.
  17,000   11/21/97                                5.58       16,623,195
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   8/11/97 (a)                             5.57       11,923,877
  20,000   7/10/97 (a)                             5.65       19,971,750
   5,000   8/18/97 (a)                             5.72        4,961,867
           ASSOCIATES CORP. OF NORTH AMERICA
  65,000   8/13/97                                 5.60       64,565,222
  58,000   7/30/97                                 5.66       57,735,552
           ATLAS FUNDING CORP.
  27,000   7/15/97 (a)                             5.67       26,940,465
           BANCA CERFIN
  16,000   8/07/97                                 5.39       15,911,364
           BANCO NACIONAL DE COMERICO
  22,500   9/17/97                                 5.55       22,229,438
  54,000   12/02/97                                5.60       52,706,400
           BAT CAPITAL CORP.
  35,000   8/05/97 (a)                             5.57       34,810,465
  17,000   8/13/97 (a)                             5.58       16,886,695
           BBV FINANCE DELAWARE, INC.
  15,000   7/29/97                                 5.35       14,937,583
           BHF FINANCE DELAWARE, INC.
 160,000   9/24/97                                 5.58      157,893,889
           BIL NORTH AMERICA, INC.
  15,000   8/18/97                                 5.29       14,894,200
  10,000   7/03/97                                 5.63        9,996,872
           BRADFORD & BINGLEY BUILDING SOCIETY
  45,000   7/09/97                                 5.59%      44,944,100
           BT SECURITIES INC.
  25,000   9/15/97                                 5.59       24,704,972
           CAISSE CENTRALE JARDINS DU QUEBEC
  35,000   8/05/97                                 5.40       34,816,250
           CEMEX
  28,250   8/11/97                                 5.71       28,066,289
           CHIAO TUNG BANK CO., LTD.
  18,000   8/26/97                                 5.33       17,850,760
           COMMONWEALTH BANK OF AUSTRALIA
  40,000   7/14/97                                 5.42       39,921,711
           COPLEY FINANCING CORP.
  19,200   7/11/97 (a)                             5.55       19,170,400
           CREGEM NORTH AMERICA, INC.
  30,000   9/12/97                                 5.62       29,658,117
           CS FIRST BOSTON
  45,000   8/19/97                                 5.40       44,669,250
  37,000   7/01/97                                 5.62       37,000,000
  37,000   10/08/97                                5.70       36,420,025
  20,000   10/08/97                                5.73       19,684,850
           EKSPORTFINANS
  14,000   7/03/97                                 5.63       13,995,621
           EMBARCADERO CENTER IV
   7,400   7/07/97                                 5.66        7,393,019
           FORD MOTOR CREDIT CORP.
 185,000   7/09/97                                 5.56      184,771,422
           GENERAL ELECTRIC CAPITAL CORP.
 175,000   7/10/97                                 5.56      174,756,750
  45,000   7/28/97                                 5.63       44,809,988
           GENERALE BANK
  20,000   7/28/97                                 5.39       19,919,150
  20,000   7/16/97                                 5.40       19,955,000
  25,000   7/16/97                                 5.55       24,942,187
  25,000   10/27/97                                5.79       24,525,542


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           GLENCORE FINANCE, LTD.
$ 90,000   8/25/97                                 5.43%     $89,253,375
  60,000   8/26/97                                 5.43       59,493,200
  30,000   9/15/97                                 5.58       29,646,600
  30,500   8/28/97                                 5.64       30,222,857
           HENKEL CORP.
  22,000   9/09/97                                 5.60       21,760,444
  64,000   9/17/97                                 5.68       63,212,373
   6,000   10/20/97                                5.70        5,894,550
           IMI FUNDING CORP.
  64,100   7/01/97                                 5.58       64,100,000
  20,000   7/21/97                                 5.60       19,937,778
           INDUSTRIAL BANK KOREA
  18,000   9/15/97                                 5.70       17,783,400
  10,000   7/29/97                                 5.72        9,955,511
  27,000   8/27/97                                 5.72       26,755,470
  25,000   9/03/97                                 5.75       24,744,444
           INTERNATIONAL NEDERLAND
  17,000   9/09/97                                 5.58       16,815,550
           KOREAN DEVELOPMENT BANK
  15,000   8/22/97                                 5.65       14,877,583
 139,000   8/25/97                                 5.66      137,798,036
  47,713   7/25/97                                 5.68       47,532,327
  45,500   8/11/97                                 5.68       45,205,666
           MERRILL LYNCH & CO., INC.
  63,000   1/14/98                                 5.85       60,983,213
           NATIONAL CITY BANK
  34,000   9/29/97                                 5.59       33,524,850
           PEMEX CAPITAL INC.
  90,000   7/30/97                                 5.39       89,609,225
           ROSE FUNDING
  54,462   8/28/97 (a)                             5.65       53,966,245
           SIGMA FINANCE, INC.
  15,000   7/25/97 (a)                             5.41       14,945,900
  31,706   7/15/97 (a)                             5.43       31,639,048
           SUMITOMO BANK
  50,000   7/07/97                                 5.65       49,952,917
           TORONTO DOMINION HOLDINGS
  40,000   12/23/97                                5.58       38,915,000
           UNI FUNDING, INC.
  37,000   9/15/97                                 5.58       36,564,140
  63,700   7/21/97                                 5.60       63,501,822
  32,000   9/05/97                                 5.60       31,671,467
           UNIBANCO UNIAO DE BANCOS
  25,000   9/17/97                                 5.59       24,697,208
  18,000   9/18/97                                 5.59       17,779,195
           VENANTIUS AB
   5,000   7/16/97                                 5.38        4,988,792

           Total Commercial Paper
           (amortized cost $2,925,249,410)                 2,925,249,410

           CERTIFICATES OF DEPOSIT-25.3%
           AMERICAN EXPRESS CENTURION BANK
  25,000   5.56%, 7/23/97                          5.58       24,999,530
           BANK OF NEW YORK
  20,000   5.51%, 7/09/97                          5.51       20,000,000
           BANK OF TOKYO
  45,000   5.75%, 9/30/97                          5.75       45,000,000
  37,000   5.80%, 7/08/97                          5.80       37,000,000
  67,000   5.80%, 9/09/97                          5.80       67,000,000
 103,000   5.84%, 7/18/97                          5.84      103,000,000
  21,000   5.85%, 8/06/97                          5.85       21,000,000
           BAYERISCHE VEREINSBANK
  45,000   5.50%, 7/07/97                          5.50       45,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  70,000   5.70%, 8/14/97                          5.70       70,000,000
           CARIPLO FINANCE, INC.
  10,000   5.68%, 9/26/97                          5.67       10,000,238
  48,000   5.75%, 7/17/97                          5.74       48,000,210
           CHASE MANHATTAN BANK
  25,000   5.53%, 7/31/97                          5.50       25,001,404
           HESSISCHE LANDESBANK
  58,000   6.13%, 4/07/98                          6.25       57,949,093
           J.P. MORGAN & CO., INC.
  15,000   5.78%, 8/05/97                          5.62       14,998,349
           KOREAN DEVELOPMENT BANK
  30,000   5.77%, 9/12/97                          5.75       30,001,199


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MIDLAND BANK PLC
$ 50,000   5.52%, 7/29/97                          5.67%     $49,989,077
           NORINCHUKIN BANK
  37,000   5.74%, 7/28/97                          5.74       37,000,000
  46,000   5.80%, 7/09/97                          5.79       46,000,101
  45,000   5.81%, 9/08/97                          5.80       45,000,850
  50,000   5.83%, 7/22/97                          5.82       50,000,287
  95,000   5.84%, 8/07/97                          5.83       95,001,443
           SANWA BANK
  42,000   5.65%, 7/07/97                          5.65       42,000,000
  70,000   5.66%, 7/14/97                          5.66       70,000,000
  26,000   5.69%, 7/10/97                          5.66       26,000,160
           SOCIETE GENERALE N.A., INC.
  30,000   5.49%, 8/11/97                          5.84       29,986,388
  50,000   5.56%, 9/03/97                          5.55       50,000,864
  58,000   5.72%, 9/02/97                          5.67       58,004,645
  42,000   5.73%, 8/06/97                          5.72       42,000,414
           SUMITOMO BANK
  30,000   5.68%, 7/15/97                          5.68       30,000,000
  42,000   5.68%, 7/09/97                          5.70       41,999,680
  16,000   5.70%, 7/03/97                          5.68       16,000,015
           UNION BANK
 100,000   5.56%, 7/10/97                          5.56      100,000,000

           Total Certificates of Deposit
           (amortized cost $1,447,933,947)                 1,447,933,947

           BANK OBLIGATIONS-9.6%
           AUSTRALIA & NEW ZEALAND BANK
  22,000   5.90%, 9/23/97                          5.88       21,991,217
           BAYERISCHE VEREINSBANK
 170,000   5.56%, 6/30/98 FRN                      5.62      169,901,314
           DEUTSCHE BANK
 160,000   5.61%, 7/01/98 FRN                      5.71      159,844,720
           LASALLE NATIONAL BANK
  25,000   5.74%, 12/15/97                         5.74       25,000,000
           MORGAN GUARANTY TRUST CO.
  60,000   5.69%, 11/14/97 FRN                     5.77       59,979,045
  75,000   5.96%, 6/22/98                          5.99       74,975,535
           SMM TRUST
  40,000   5.69%, 5/29/98 FRN (a)                  5.69       40,000,000

           Total Bank Obligations
           (amortized cost $551,691,831)                     551,691,831

           CORPORATE OBLIGATIONS-6.9%
           CENTAURI CORP. USA
  25,000   5.56%, 2/06/98 FRN (a)                  5.58       24,999,269
           GENERAL ELECTRIC CAPITAL CORP.
  33,000   5.75%, 1/05/98 FRN                      5.75       33,000,000
           J.P. MORGAN & CO., INC.
  88,000   5.38%, 8/15/97 FRN                      5.43       87,994,785
           MERRILL LYNCH & CO., INC.
  60,000   5.60%, 1/22/98 FRN                      5.64       59,991,841
  37,000   5.66%, 3/16/98                          5.74       36,997,508
  50,000   5.71%, 12/24/97 FRN                     5.73       49,995,323
  60,000   5.78%, 1/29/98 FRN                      5.80       59,993,161
           SALTS III CAYMAN ISLANDS CORP.
  40,000   5.79%, 7/23/97 (a)                      5.79       40,000,000

           Total Corporate Obligations
           (amortized cost $392,971,887)                     392,971,887

           PROMISSORY NOTE-4.7%
           GOLDMAN SACHS GROUP L.P.
 140,000   5.69%, 10/14/97 FRN                     5.69      140,000,000
 130,000   5.81%, 11/26/97 FRN                     5.81      130,000,000

           Total Promissory Note
           (amortized cost $270,000,000)                     270,000,000

           U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS-3.3%
           AID HOUSING GUARANTY PROJECT PORTUGAL
  12,188   5.77%, 12/01/16 FRN                     5.77       12,187,500
           FEDERAL FARM CREDIT BANK
  66,000   5.41%, 8/03/98 FRN                      5.46       65,966,225
           FEDERAL HOME LOAN MORTGAGE ASSN.
  26,000   7/01/97                                 6.00       26,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FEDERAL NATIONAL MORTGAGE ASSN.
$ 88,000   5.37%, 8/25/97 FRN                      5.41%     $87,994,878

           Total U.S. Government
           and Agency Obligations
           (amortized cost $192,148,603)                     192,148,603

           TIME DEPOSITS-1.7%
           CANADIAN IMPERIAL BANK
  29,000   6.38%, 7/01/97                          6.38       29,000,000
           DEUTSCHE BANK
  55,600   6.25%, 7/01/97                          6.25       55,600,000
           WEST DEUTSCHE LANDESBANK
  11,000   6.38%, 7/01/97                          6.38       11,000,000

           Total Time Deposits
           (amortized cost $95,600,000)                       95,600,000

           TOTAL INVESTMENTS-102.5%
           (amortized cost $5,875,595,678)                $5,875,595,678
           Other assets less liabilities-(2.5%)             (142,790,315)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           5,733,513,484 shares outstanding)              $5,732,805,363


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At June 30, 1997, these securities amounted to $396,999,183 representing 6.9% of net assets.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                              ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $306,914,227

EXPENSES
  Advisory fee (Note B)                             $25,922,659
  Distribution assistance and administrative
    service (Note C)                                 15,886,326
  Transfer agency (Note B)                           11,128,361
  Registration fees                                   1,031,662
  Custodian fees                                        707,717
  Printing                                              674,200
  Audit and legal fees                                   56,343
  Trustees' fees                                         17,406
  Miscellaneous                                          70,125
  Total expenses                                                    55,494,799
  Net investment income                                            251,419,428

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                            (887)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $251,418,541



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                   YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1997    JUNE 30, 1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $  251,419,428   $  192,438,403
  Net realized loss on investment transactions           (887)         (46,151)
  Net increase in net assets from operations      251,418,541      192,392,252

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (251,419,428)    (192,438,403)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           928,726,972    1,780,033,338
  Total increase                                  928,726,085    1,779,987,187

NET ASSETS
  Beginning of year                             4,804,079,278    3,024,092,091
  End of year                                  $5,732,805,363   $4,804,079,278


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $6,685,249 for the year ended June 30, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $13,873,700. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $2,012,626 of which $172,000 was paid to the Adviser.


6



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $708,121 of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004 and $887 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $5,733,513,484. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                             ----------------  ----------------
Shares sold                                   26,431,373,115    21,097,386,036
Shares issued on reinvestments of dividends      251,419,428       192,438,403
Shares redeemed                              (25,754,065,571)  (19,509,791,101)
Net increase                                     928,726,972     1,780,033,338


7



FINANCIAL HIGHLIGHTS                                  ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                  1997         1996         1995         1994         1993
                                              -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of year             $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0452        .0471        .0447        .0255        .0266
Net realized gain on investment transactions        -0-          -0-          -0-          -0-       .0003
Net increase in net assets from operations       .0452        .0471        .0447        .0255        .0269

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.0452)      (.0471)      (.0447)      (.0255)      (.0266)
Distributions from net realized gains               -0-          -0-          -0-          -0-      (.0003)
Total dividends and distributions               (.0452)      (.0471)      (.0447)      (.0255)      (.0269)
Net asset value, end of year                   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 4.63%        4.82%        4.57%        2.58%        2.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $5,733       $4,804       $3,024       $2,417       $2,112
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and reimbursements     1.00%        1.00%        1.03%        1.03%        1.00%
  Net investment income                           4.53%        4.69%        4.51%        2.57%        2.65%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8



INDEPENDENT AUDITOR'S REPORT                          ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE CAPITAL RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Capital Reserves Portfolio as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statement and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9

(Logo)                            ALLIANCE CAPITAL RESERVES
                                  - Alliance Money Reserves

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
           October 31, 1997, as amended March 30, 1998
________________________________________________________________

                        TABLE OF CONTENTS
                                                             Page

    The Fund . . . . . . . . . . . . . . . . . . . . .         2

    Investment Objective and Policies. . . . . . . . .         2

    Investment Restrictions. . . . . . . . . . . . . .        10

    Management . . . . . . . . . . . . . . . . . . . .        11

    Purchase and Redemption of Shares. . . . . . . . .        20

    Additional Information . . . . . . . . . . . . . .        23

    Daily Dividends-Determination of Net Asset Value .        26

    Taxes. . . . . . . . . . . . . . . . . . . . . . .        28

    General Information. . . . . . . . . . . . . . . .        28

    Appendix-Commercial Paper and Bond Ratings . . . .        32

    Financial Statements . . . . . . . . . . . . . . .

    Independent Auditor's Report . . . . . . . . . . .

_________________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated October 31, 1997. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

________________________________________________________________

                            THE FUND
________________________________________________________________

    Alliance Money Reserves (the "Fund") is one of two portfolios of Alliance Capital Reserves (the "Trust"), a diversified, open-end investment company. The other portfolio, also named Alliance Capital Reserves, is described in a separate Prospectus and Statement of Additional Information, which may be obtained from Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, toll free (800) 221-5672.

________________________________________________________________

                INVESTMENT OBJECTIVE AND POLICIES
________________________________________________________________

    The Fund's objective is maximum current income, to the extent it is consistent with safety of principal and liquidity. As a matter of fundamental policy, the Fund pursues its objective by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities, all of which at the time of investment have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended, (the "Act"), may extend to 397 days). Accordingly, the Fund may make the following investments diversified by maturities and issuers:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.
The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    3. Commercial paper, including variable amount master demand notes, of high quality [i.e. rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc., ("Moody's") Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such companies.] For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Floating and Variable Rate Obligations" below.

    4. Repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, the Fund's Custodian) or broker-dealers ("vendors") that are eligible under the procedures adopted by the Trustees of the Trust for evaluating and monitoring such vendors' creditworthiness. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's
assets.*****   Pursuant to Rule 2a-7, a repurchase agreement is
deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

    Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.

    The Fund also invests in variable amount master demand notes (which may have demand features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
____________________

***** As used throughout the Prospectus and Statement of Additional Information, the term "assets" shall refer to the Funds total assets.

    Reverse Repurchase Agreements. While the Fund has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

    Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current intention to limit its investment in such securities to not more than 5% of its net assets.

    Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

    Liquid Restricted Securities. The Fund may purchase restricted securities that are determined by Alliance Capital Management L.P. (the "Adviser") to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act").

    In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission has stated that Section 4(2) paper my be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

    In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the SEC adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

    The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
              and

        (vi) any applicable Securities and Exchange Commission interpretation or position with respect to such types of securities.

    To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, Alliance must determine that the security is of equivalent quality.

    The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

    Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

    The Fund may make investments in certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Fund makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards. There can be no assurance, as is true with all investment companies, that the Fund's objective will be achieved. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

    Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

    The Fund's investment objective may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

    Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

    Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an eligible security is a security that
(i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto.

    Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

_________________________________________________________________

                     INVESTMENT RESTRICTIONS
_________________________________________________________________

    The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Fund's assets will not constitute a violation of that restriction.

    The Fund:

    1. May not purchase any security which has a maturity date more than one year* from the date of the Fund's purchase;
    2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry:

    3. May not invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

    4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

    6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

    7. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements;

    8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days (which may be considered to be illiquid); or

    9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

________________________________________________________________

                           MANAGEMENT
________________________________________________________________

Trustees and Officers

    The Trustees and principal officers of the Trust and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as determined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

    ******  DAVE H. WILLIAMS, 65, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation
("ACMC")******* , sole general partner of the Adviser with which he has been associated since prior to 1992.

    **JOHN D. CARIFA, 52, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1992.

    SAM Y. CROSS, 70, was, since prior to December 1992, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

    CHARLES H. P. DUELL, 59, is President of Middleton Place Foundation with which he has been associated since prior to 1992. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

    WILLIAM H. FOULK, JR., 65, is an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1992. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

    DAVID K. STORRS, 53, is President and Chief Executive Officer of Alternative Investment Group, LLC (a venture capital firm).
He was formerly President of The Common Fund (investment management for educational institutions) with which he had been since prior to 1992. His address is 65 South Gate Lane,
Southport, Connecticut 06490.


____________________

****** An "interested person" of the Fund as defined in the Act.

*******For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

    SHELBY WHITE, 59, is an author and financial journalist. Her address is One Sutton Place South, New York, New York 10022.

Officers

    RONALD M. WHITEHILL - President, 59, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing Director of
Reserve Fund since prior to 1992.

    KATHLEEN A. CORBET - Senior Vice President, 37, is an
Executive Vice President of ACMC since July 1993. Prior thereto, she was employed by Equitable Capital since prior to 1992.

    DREW BIEGEL - Senior Vice President, 46, is a Vice President of ACMC with which he has been associated since prior to 1992.

    JOHN R. BONCZEK - Senior Vice President, 37, is a Vice
President of ACMC with which he has been associated since prior to 1992.

    ROBERT I. KURZWEIL - Senior Vice President, 46, has been a Vice President of ACMC since May 1994. Previously, he was Vice President of Sales and Business Development for Automatic Data Processing with which he had been associated since prior to 1992.

    WAYNE D. LYSKI - Senior Vice President, 56, is an Executive
Vice President of ACMC with which he has been associated since prior to 1992.

    PATRICIA NETTER - Senior Vice President, 46, is a Vice
President of ACMC with which she has been associated since prior to 1992.

    KENNETH T. CARTY - Vice President, 36, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1992.

    JOHN F. CHIODI, Jr. - Vice President, 31, is a Vice President of ACMC with which he has been associated since prior to 1992.

    DORIS T. CILIBERTI - Vice President, 33, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1992.

    MARIA R. CONA - Vice President, 42, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1992.

    WILLIAM J. FAGAN - Vice President, 35, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1992.

    JOSEPH R. LASPINA - Vice President, 37, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1992.

    LINDA D. NEIL - Vice President, 37, is an Assistant Vice
President of ACMC with which she has been associated since August
1993.  Previously, she was an Associate Director of The Reserve
Fund since prior to 1992.

    RAYMOND J. PAPERA - Vice President, 41, is a Senior Vice
President of ACMC with which he has been associated since prior to 1992.

    EDMUND P. BERGAN, Jr. - Secretary, 47, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
with which he has been associated since prior to 1992.

    MARK D. GERSTEN - Treasurer and Chief Financial Officer, 47, is a Senior Vice President of Alliance Fund Services, Inc. and
Alliance Fund Distributors, Inc. with which he has been associated since prior to 1992.

    VINCENT S. NOTO- Controller, 32 is an Assistant Vice
President of Alliance Fund Services, Inc. with which he has been associated since prior to 1992.

    As of October 15, 1997, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

    The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1997, the aggregate compensation paid to each of the Trustees during calendar year 1996 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                   Total Number  Total Number
                                                   of Funds in   of Investment
                                                   the Alliance  Portfolios
                                                   Fund Complex, Within the
                                                   Compensation  Funds,
                                                   Including the Including the
                                    from the       Fund, as to   Fund, as to
                       Aggregate    Alliance Fund  which the     which the
                       Compensation Complex,       Trustee is a  Trustee is a
Name of Trustee        from         Including      Director or   Director or
of the Fund            the Fund     the Fund       Trustee       Trustee

Dave H. Williams         $-0-         $-0-              6              15
John D. Carifa           $-0-         $-0-              52            114
Sam Y. Cross             $1,837       $ 12,000          3              12
Charles H.P. Duell       $1,837       $ 12,000          3              12
William H. Foulk, Jr.    $3,020       $144,250          34             70
Elizabeth J. McCormack   $1,462       $  9,750          3              12
David K. Storrs          $1,837       $ 12,000          3              12
Shelby White             $1,837       $ 12,000          3              12

    On August 11, 1997, Elizabeth J. McCormack resigned as a
Trustee.

The Adviser

    Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.

    The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1997 of more than $217 billion (of which more than $81 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. As of September 30, 1997, the Adviser was an investment manager of employee benefit fund assets for 28 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,500 employees who operated out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Chennai, Istanbul, London, Madrid, Mumbai, Paris, Singapore, Tokyo and Toronto and affiliate offices located in Vienna, Warsaw, Hong Kong, Sao Paulo and Moscow. The 54 registered investment companies comprising more than 116 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP, a French insurance holding company which at September 30, 1997, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

    AXA-UAP is a holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

    Based on information provided by AXA-UAP, as of September 30, 1997 more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.

    Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly. The Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 1995, 1996 and 1997, the Adviser received from the Fund advisory fees (net of reimbursement for the fiscal year ended June 30, 1997) of $9,690,146, $9,368,272 and
$4,003,676, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. In respect of such services for the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid to the Adviser a total of $140,000, $139,000 and $134,000, respectively.

    The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation ("Pershing"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 1995, 1996 and 1997, the Fund reimbursed such broker-dealers a total of $1,850,063, $1,657,812 and $558,619, respectively.

    The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 1998 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 16, 1997.

    The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees, including in either case approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined by the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

    Rule 12b-1 adopted by the Securities and Exchange Commission under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to rule 12b-1 (the "Plan") with Alliance Fund Distributors, Inc. (the "Distributor") and the Adviser, which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Adviser a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement, the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

    Payments under the Agreement are used in their entirety for
(i) payments to broker-dealers and other financial intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 1997, the Fund made payments to the Adviser for expenditures under the Agreement in amounts aggregating $2,250,976 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets and the Adviser made payments from its own resources as described above aggregating $2,211,779. Of the $4,462,755 paid by the Adviser and the Fund under the Agreement, $52,000 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders; and $4,410,755 was paid to broker-dealers and other financial intermediaries for distribution assistance.

    The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Trust's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

    The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

    The Agreement became effective on July 22, 1992. Continuance of the Agreement until June 30, 1998 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 16, 1997. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

    All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

    The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to
 .75% and .25%, respectively, of average annual net assets.

________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
________________________________________________________________

    Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

    Accounts Not Maintained Through Financial Intermediaries

Opening Accounts -- New Investments

    A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1) Telephone the Fund toll-free at (800) 824-1916. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number, social security number for an individual. The Fund will then provide you with an account number.

         2)   Instruct your bank to wire Federal funds (minimum
              $1,000) exactly as follows:

              ABA 0110 0002 8
              State Street Bank and Trust Company
              Boston, MA  02101
              Alliance Money Reserves
              DDA 9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

         3)   Mail a completed Application Form to:
                   Alliance Fund Services, Inc.
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         B.   When Funds are Sent by Check

              1)   Fill out an Application Form.

              2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Money Reserves," to Alliance Fund Services, Inc. as in A(3) above.

Subsequent Investments

    A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

    B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Money Reserves," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the

Fund.  Checks drawn on banks which are not members of the Federal
Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

    C.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 12:00 Noon (New York time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by Alliance Fund Services, Inc. after 12:00 Noon and before
4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this statement of additional information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

    D.   By Checkwriting

         With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

    E.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17 Ad-15 under the Securities Exchange Act of 1934, as amended.

________________________________________________________________

                     Additional Information
________________________________________________________________

    Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street

Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day.
Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

    Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

    Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

    Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or Alliance Fund Service, Inc. at (800) 221-5672.

    Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at (800) 221-5672.

    The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

    Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

    The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Martin Luther King, Jr. Day, President's Day (observed), Good Friday, Memorial day, (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. However, on any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

________________________________________________________________

        DAILY DIVIDENDS-DETERMINATION OF NET ASSET VALUE
________________________________________________________________

    All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. (New York time) (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

    The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Fund also purchases instruments which, at the time of investment, have remaining maturities of no more than 397 days. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) withholding dividends of net income on shares; or
(3) establishing a net asset value per share using available market quotations or equivalents. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

    The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

    The Fund has qualified to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code"), and as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

    For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

________________________________________________________________

                       General Information
________________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

    The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

    Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish additional portfolios with different investment objectives, policies or restrictions may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Trust, are set forth in Section 16(c) of the Act.

    At October 15, 1997, there were 1,097,400,372 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 15, 1997:

                                       No. of           % of
Name and Address                       Shares           Class

Bidwell & Co.                          225,373,916      20%
Omnibus Account
209 Southwest Oak Street
Portland, OR  97204-2714


National Financial Services Corp        73,577,933       6%
FBO Our Customers
PO Box 3752
Church Street Station
New York, NY  10008-3752

Ragen Mackenzie Inc.                   316,203,959      28%
As Agent Omnibus A/C For
Exclusive Benefit of Customers
999 3rd Ave Suite 4300
Seattle, WA  981044081

    Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Trust and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

    Accountants. An opinion relating to the Fund's financial statements is given herein by McGladrey & Pullen, LLP, New York,
New York, independent auditors for the Trust.

    Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.

These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by
(i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and
(iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

effective yield = [(base period return + 1)365/7] - 1.

    Dividends for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 4.72% equivalent to an effective yield of 4.83%. Absent such reimbursement, the annualized yield for such period would have been 4.66%, equivalent to an effective yield of 4.77%. Current yield information can be obtained by a recorded message by telephoning toll-free at (800) 221-9513 or in New York State at
(212) 785-9106.

    Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

________________________________________________________________

                            APPENDIX
________________________________________________________________

Prime-1, Prime-2, A-1, A-2, Fitch-1, Fitch-2,
Duff 1 and Duff 2 Commercial Paper Ratings

    The Fund will invest only in paper maintaining a high quality rating.
    "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

    Commercial paper issuers rate "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".

    Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

    Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

    Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

    Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.




























                               33
00250122.AJ8

ALLIANCE CAPITAL RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-51.0%
           ABBEY NATIONAL
$ 17,060   7/08/97                                 5.55%     $17,041,589
  86,000   7/09/97                                 5.61       85,892,787
  13,000   8/21/97                                 5.62       12,896,498
           ABN AMRO N. AMERICAN FINANCE
  15,000   7/15/97                                 5.32       14,968,967
  25,000   7/08/97                                 5.36       24,973,944
           AGA CAPITAL CORP.
  13,000   7/08/97 (a)                             5.56       12,985,946
   9,900   7/24/97 (a)                             5.58        9,864,706
   9,000   7/09/97 (a)                             5.60        8,988,800
  10,000   7/28/97 (a)                             5.60        9,958,000
  15,000   7/07/97 (a)                             5.70       14,985,750
           AKZO NOBEL, INC.
  17,000   11/21/97                                5.58       16,623,195
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   8/11/97 (a)                             5.57       11,923,877
  20,000   7/10/97 (a)                             5.65       19,971,750
   5,000   8/18/97 (a)                             5.72        4,961,867
           ASSOCIATES CORP. OF NORTH AMERICA
  65,000   8/13/97                                 5.60       64,565,222
  58,000   7/30/97                                 5.66       57,735,552
           ATLAS FUNDING CORP.
  27,000   7/15/97 (a)                             5.67       26,940,465
           BANCA CERFIN
  16,000   8/07/97                                 5.39       15,911,364
           BANCO NACIONAL DE COMERICO
  22,500   9/17/97                                 5.55       22,229,438
  54,000   12/02/97                                5.60       52,706,400
           BAT CAPITAL CORP.
  35,000   8/05/97 (a)                             5.57       34,810,465
  17,000   8/13/97 (a)                             5.58       16,886,695
           BBV FINANCE DELAWARE, INC.
  15,000   7/29/97                                 5.35       14,937,583
           BHF FINANCE DELAWARE, INC.
 160,000   9/24/97                                 5.58      157,893,889
           BIL NORTH AMERICA, INC.
  15,000   8/18/97                                 5.29       14,894,200
  10,000   7/03/97                                 5.63        9,996,872
           BRADFORD & BINGLEY BUILDING SOCIETY
  45,000   7/09/97                                 5.59%      44,944,100
           BT SECURITIES INC.
  25,000   9/15/97                                 5.59       24,704,972
           CAISSE CENTRALE JARDINS DU QUEBEC
  35,000   8/05/97                                 5.40       34,816,250
           CEMEX
  28,250   8/11/97                                 5.71       28,066,289
           CHIAO TUNG BANK CO., LTD.
  18,000   8/26/97                                 5.33       17,850,760
           COMMONWEALTH BANK OF AUSTRALIA
  40,000   7/14/97                                 5.42       39,921,711
           COPLEY FINANCING CORP.
  19,200   7/11/97 (a)                             5.55       19,170,400
           CREGEM NORTH AMERICA, INC.
  30,000   9/12/97                                 5.62       29,658,117
           CS FIRST BOSTON
  45,000   8/19/97                                 5.40       44,669,250
  37,000   7/01/97                                 5.62       37,000,000
  37,000   10/08/97                                5.70       36,420,025
  20,000   10/08/97                                5.73       19,684,850
           EKSPORTFINANS
  14,000   7/03/97                                 5.63       13,995,621
           EMBARCADERO CENTER IV
   7,400   7/07/97                                 5.66        7,393,019
           FORD MOTOR CREDIT CORP.
 185,000   7/09/97                                 5.56      184,771,422
           GENERAL ELECTRIC CAPITAL CORP.
 175,000   7/10/97                                 5.56      174,756,750
  45,000   7/28/97                                 5.63       44,809,988
           GENERALE BANK
  20,000   7/28/97                                 5.39       19,919,150
  20,000   7/16/97                                 5.40       19,955,000
  25,000   7/16/97                                 5.55       24,942,187
  25,000   10/27/97                                5.79       24,525,542


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           GLENCORE FINANCE, LTD.
$ 90,000   8/25/97                                 5.43%     $89,253,375
  60,000   8/26/97                                 5.43       59,493,200
  30,000   9/15/97                                 5.58       29,646,600
  30,500   8/28/97                                 5.64       30,222,857
           HENKEL CORP.
  22,000   9/09/97                                 5.60       21,760,444
  64,000   9/17/97                                 5.68       63,212,373
   6,000   10/20/97                                5.70        5,894,550
           IMI FUNDING CORP.
  64,100   7/01/97                                 5.58       64,100,000
  20,000   7/21/97                                 5.60       19,937,778
           INDUSTRIAL BANK KOREA
  18,000   9/15/97                                 5.70       17,783,400
  10,000   7/29/97                                 5.72        9,955,511
  27,000   8/27/97                                 5.72       26,755,470
  25,000   9/03/97                                 5.75       24,744,444
           INTERNATIONAL NEDERLAND
  17,000   9/09/97                                 5.58       16,815,550
           KOREAN DEVELOPMENT BANK
  15,000   8/22/97                                 5.65       14,877,583
 139,000   8/25/97                                 5.66      137,798,036
  47,713   7/25/97                                 5.68       47,532,327
  45,500   8/11/97                                 5.68       45,205,666
           MERRILL LYNCH & CO., INC.
  63,000   1/14/98                                 5.85       60,983,213
           NATIONAL CITY BANK
  34,000   9/29/97                                 5.59       33,524,850
           PEMEX CAPITAL INC.
  90,000   7/30/97                                 5.39       89,609,225
           ROSE FUNDING
  54,462   8/28/97 (a)                             5.65       53,966,245
           SIGMA FINANCE, INC.
  15,000   7/25/97 (a)                             5.41       14,945,900
  31,706   7/15/97 (a)                             5.43       31,639,048
           SUMITOMO BANK
  50,000   7/07/97                                 5.65       49,952,917
           TORONTO DOMINION HOLDINGS
  40,000   12/23/97                                5.58       38,915,000
           UNI FUNDING, INC.
  37,000   9/15/97                                 5.58       36,564,140
  63,700   7/21/97                                 5.60       63,501,822
  32,000   9/05/97                                 5.60       31,671,467
           UNIBANCO UNIAO DE BANCOS
  25,000   9/17/97                                 5.59       24,697,208
  18,000   9/18/97                                 5.59       17,779,195
           VENANTIUS AB
   5,000   7/16/97                                 5.38        4,988,792

           Total Commercial Paper
           (amortized cost $2,925,249,410)                 2,925,249,410

           CERTIFICATES OF DEPOSIT-25.3%
           AMERICAN EXPRESS CENTURION BANK
  25,000   5.56%, 7/23/97                          5.58       24,999,530
           BANK OF NEW YORK
  20,000   5.51%, 7/09/97                          5.51       20,000,000
           BANK OF TOKYO
  45,000   5.75%, 9/30/97                          5.75       45,000,000
  37,000   5.80%, 7/08/97                          5.80       37,000,000
  67,000   5.80%, 9/09/97                          5.80       67,000,000
 103,000   5.84%, 7/18/97                          5.84      103,000,000
  21,000   5.85%, 8/06/97                          5.85       21,000,000
           BAYERISCHE VEREINSBANK
  45,000   5.50%, 7/07/97                          5.50       45,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  70,000   5.70%, 8/14/97                          5.70       70,000,000
           CARIPLO FINANCE, INC.
  10,000   5.68%, 9/26/97                          5.67       10,000,238
  48,000   5.75%, 7/17/97                          5.74       48,000,210
           CHASE MANHATTAN BANK
  25,000   5.53%, 7/31/97                          5.50       25,001,404
           HESSISCHE LANDESBANK
  58,000   6.13%, 4/07/98                          6.25       57,949,093
           J.P. MORGAN & CO., INC.
  15,000   5.78%, 8/05/97                          5.62       14,998,349
           KOREAN DEVELOPMENT BANK
  30,000   5.77%, 9/12/97                          5.75       30,001,199


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MIDLAND BANK PLC
$ 50,000   5.52%, 7/29/97                          5.67%     $49,989,077
           NORINCHUKIN BANK
  37,000   5.74%, 7/28/97                          5.74       37,000,000
  46,000   5.80%, 7/09/97                          5.79       46,000,101
  45,000   5.81%, 9/08/97                          5.80       45,000,850
  50,000   5.83%, 7/22/97                          5.82       50,000,287
  95,000   5.84%, 8/07/97                          5.83       95,001,443
           SANWA BANK
  42,000   5.65%, 7/07/97                          5.65       42,000,000
  70,000   5.66%, 7/14/97                          5.66       70,000,000
  26,000   5.69%, 7/10/97                          5.66       26,000,160
           SOCIETE GENERALE N.A., INC.
  30,000   5.49%, 8/11/97                          5.84       29,986,388
  50,000   5.56%, 9/03/97                          5.55       50,000,864
  58,000   5.72%, 9/02/97                          5.67       58,004,645
  42,000   5.73%, 8/06/97                          5.72       42,000,414
           SUMITOMO BANK
  30,000   5.68%, 7/15/97                          5.68       30,000,000
  42,000   5.68%, 7/09/97                          5.70       41,999,680
  16,000   5.70%, 7/03/97                          5.68       16,000,015
           UNION BANK
 100,000   5.56%, 7/10/97                          5.56      100,000,000

           Total Certificates of Deposit
           (amortized cost $1,447,933,947)                 1,447,933,947

           BANK OBLIGATIONS-9.6%
           AUSTRALIA & NEW ZEALAND BANK
  22,000   5.90%, 9/23/97                          5.88       21,991,217
           BAYERISCHE VEREINSBANK
 170,000   5.56%, 6/30/98 FRN                      5.62      169,901,314
           DEUTSCHE BANK
 160,000   5.61%, 7/01/98 FRN                      5.71      159,844,720
           LASALLE NATIONAL BANK
  25,000   5.74%, 12/15/97                         5.74       25,000,000
           MORGAN GUARANTY TRUST CO.
  60,000   5.69%, 11/14/97 FRN                     5.77       59,979,045
  75,000   5.96%, 6/22/98                          5.99       74,975,535
           SMM TRUST
  40,000   5.69%, 5/29/98 FRN (a)                  5.69       40,000,000

           Total Bank Obligations
           (amortized cost $551,691,831)                     551,691,831

           CORPORATE OBLIGATIONS-6.9%
           CENTAURI CORP. USA
  25,000   5.56%, 2/06/98 FRN (a)                  5.58       24,999,269
           GENERAL ELECTRIC CAPITAL CORP.
  33,000   5.75%, 1/05/98 FRN                      5.75       33,000,000
           J.P. MORGAN & CO., INC.
  88,000   5.38%, 8/15/97 FRN                      5.43       87,994,785
           MERRILL LYNCH & CO., INC.
  60,000   5.60%, 1/22/98 FRN                      5.64       59,991,841
  37,000   5.66%, 3/16/98                          5.74       36,997,508
  50,000   5.71%, 12/24/97 FRN                     5.73       49,995,323
  60,000   5.78%, 1/29/98 FRN                      5.80       59,993,161
           SALTS III CAYMAN ISLANDS CORP.
  40,000   5.79%, 7/23/97 (a)                      5.79       40,000,000

           Total Corporate Obligations
           (amortized cost $392,971,887)                     392,971,887

           PROMISSORY NOTE-4.7%
           GOLDMAN SACHS GROUP L.P.
 140,000   5.69%, 10/14/97 FRN                     5.69      140,000,000
 130,000   5.81%, 11/26/97 FRN                     5.81      130,000,000

           Total Promissory Note
           (amortized cost $270,000,000)                     270,000,000

           U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS-3.3%
           AID HOUSING GUARANTY PROJECT PORTUGAL
  12,188   5.77%, 12/01/16 FRN                     5.77       12,187,500
           FEDERAL FARM CREDIT BANK
  66,000   5.41%, 8/03/98 FRN                      5.46       65,966,225
           FEDERAL HOME LOAN MORTGAGE ASSN.
  26,000   7/01/97                                 6.00       26,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FEDERAL NATIONAL MORTGAGE ASSN.
$ 88,000   5.37%, 8/25/97 FRN                      5.41%     $87,994,878

           Total U.S. Government
           and Agency Obligations
           (amortized cost $192,148,603)                     192,148,603

           TIME DEPOSITS-1.7%
           CANADIAN IMPERIAL BANK
  29,000   6.38%, 7/01/97                          6.38       29,000,000
           DEUTSCHE BANK
  55,600   6.25%, 7/01/97                          6.25       55,600,000
           WEST DEUTSCHE LANDESBANK
  11,000   6.38%, 7/01/97                          6.38       11,000,000

           Total Time Deposits
           (amortized cost $95,600,000)                       95,600,000

           TOTAL INVESTMENTS-102.5%
           (amortized cost $5,875,595,678)                $5,875,595,678
           Other assets less liabilities-(2.5%)             (142,790,315)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           5,733,513,484 shares outstanding)              $5,732,805,363


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At June 30, 1997, these securities amounted to $396,999,183 representing 6.9% of net assets.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                              ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $306,914,227

EXPENSES
  Advisory fee (Note B)                             $25,922,659
  Distribution assistance and administrative
    service (Note C)                                 15,886,326
  Transfer agency (Note B)                           11,128,361
  Registration fees                                   1,031,662
  Custodian fees                                        707,717
  Printing                                              674,200
  Audit and legal fees                                   56,343
  Trustees' fees                                         17,406
  Miscellaneous                                          70,125
  Total expenses                                                    55,494,799
  Net investment income                                            251,419,428

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                            (887)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $251,418,541



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                   YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1997    JUNE 30, 1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $  251,419,428   $  192,438,403
  Net realized loss on investment transactions           (887)         (46,151)
  Net increase in net assets from operations      251,418,541      192,392,252

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (251,419,428)    (192,438,403)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           928,726,972    1,780,033,338
  Total increase                                  928,726,085    1,779,987,187

NET ASSETS
  Beginning of year                             4,804,079,278    3,024,092,091
  End of year                                  $5,732,805,363   $4,804,079,278


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $6,685,249 for the year ended June 30, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $13,873,700. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $2,012,626 of which $172,000 was paid to the Adviser.


6



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $708,121 of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004 and $887 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $5,733,513,484. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                             ----------------  ----------------
Shares sold                                   26,431,373,115    21,097,386,036
Shares issued on reinvestments of dividends      251,419,428       192,438,403
Shares redeemed                              (25,754,065,571)  (19,509,791,101)
Net increase                                     928,726,972     1,780,033,338


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FINANCIAL HIGHLIGHTS                                  ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                  1997         1996         1995         1994         1993
                                              -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of year             $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0452        .0471        .0447        .0255        .0266
Net realized gain on investment transactions        -0-          -0-          -0-          -0-       .0003
Net increase in net assets from operations       .0452        .0471        .0447        .0255        .0269

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.0452)      (.0471)      (.0447)      (.0255)      (.0266)
Distributions from net realized gains               -0-          -0-          -0-          -0-      (.0003)
Total dividends and distributions               (.0452)      (.0471)      (.0447)      (.0255)      (.0269)
Net asset value, end of year                   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 4.63%        4.82%        4.57%        2.58%        2.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $5,733       $4,804       $3,024       $2,417       $2,112
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and reimbursements     1.00%        1.00%        1.03%        1.03%        1.00%
  Net investment income                           4.53%        4.69%        4.51%        2.57%        2.65%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


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INDEPENDENT AUDITOR'S REPORT                          ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE CAPITAL RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Capital Reserves Portfolio as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statement and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


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